Fair value measurement - Certain Items on Recurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	$ 85,809	$ 79,543	$ 73,822
Increase (Decrease) In Fair Value Of Loans Measured On Nonrecurring Basis Based On Fair Value Of Underlying Collateral	(1)	(1)
Assets measured at fair value on a recurring basis | Non-agency RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	832	1,091
Non-agency RMBS | Assets measured at fair value on a recurring basis
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,325	$ 1,727
Non-agency RMBS | Assets measured at fair value on a recurring basis | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	9.00%	6.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	11.00%	6.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	5.00%	8.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	75.00%	80.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 315	$ 419
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2007 | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	15.00%	13.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2007 | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	2.00%	3.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2007 | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	3.00%	0.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2007 | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	80.00%	84.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 363	$ 467
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2006 | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2006 | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	19.00%	17.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2006 | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2006 | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	81.00%	83.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 396	$ 509
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2005 | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	9.00%	6.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2005 | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	1.00%	2.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2005 | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	7.00%	6.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2005 | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	83.00%	86.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 251	$ 332
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2004 and earlier | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	16.00%	3.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2004 and earlier | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	24.00%	2.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2004 and earlier | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	11.00%	31.00%
Non-agency RMBS | Assets measured at fair value on a recurring basis | 2004 and earlier | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	49.00%	64.00%
Non-agency commercial MBS | Assets measured at fair value on a recurring basis | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,464	$ 1,360
Non-agency commercial MBS | Assets measured at fair value on a recurring basis | AAA/ AA- | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	96.00%	94.00%
Non-agency commercial MBS | Assets measured at fair value on a recurring basis | A/ A- | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	4.00%	6.00%
Non-agency commercial MBS | Assets measured at fair value on a recurring basis | BBB/ BBB- | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency commercial MBS | Assets measured at fair value on a recurring basis | BB and lower | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency commercial MBS | Assets measured at fair value on a recurring basis | 2005 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 0	$ 51
Non-agency commercial MBS | Assets measured at fair value on a recurring basis | 2005 | AAA/ AA- | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	100.00%
Non-agency commercial MBS | Assets measured at fair value on a recurring basis | 2005 | A/ A- | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency commercial MBS | Assets measured at fair value on a recurring basis | 2005 | BBB/ BBB- | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency commercial MBS | Assets measured at fair value on a recurring basis | 2005 | BB and lower | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency commercial MBS | Assets measured at fair value on a recurring basis | 2009-2018 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,464	$ 1,309
Non-agency commercial MBS | Assets measured at fair value on a recurring basis | 2009-2018 | AAA/ AA- | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	96.00%	94.00%
Non-agency commercial MBS | Assets measured at fair value on a recurring basis | 2009-2018 | A/ A- | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	4.00%	6.00%
Non-agency commercial MBS | Assets measured at fair value on a recurring basis | 2009-2018 | BBB/ BBB- | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency commercial MBS | Assets measured at fair value on a recurring basis | 2009-2018 | BB and lower | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 2,878	$ 2,529
Foreign covered bonds | Assets measured at fair value on a recurring basis | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | Canada
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,524	$ 1,659
Foreign covered bonds | Assets measured at fair value on a recurring basis | Canada | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | Canada | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | Canada | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | Canada | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 529	$ 103
Foreign covered bonds | Assets measured at fair value on a recurring basis | United Kingdom | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | United Kingdom | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | United Kingdom | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | United Kingdom | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | Australia
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 333	$ 265
Foreign covered bonds | Assets measured at fair value on a recurring basis | Australia | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | Australia | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | Australia | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | Australia | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | Sweden
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 187	$ 136
Foreign covered bonds | Assets measured at fair value on a recurring basis | Sweden | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | Sweden | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | Sweden | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | Sweden | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 305	$ 366
Foreign covered bonds | Assets measured at fair value on a recurring basis | Other | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | Other | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | Other | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Assets measured at fair value on a recurring basis | Other | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 10,750	$ 12,557
Sovereign Debt | Assets measured at fair value on a recurring basis | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	72.00%	69.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	6.00%	7.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	21.00%	23.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	1.00%	1.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Canada
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 378	$ 0
Sovereign Debt | Assets measured at fair value on a recurring basis | Canada | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Canada | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Canada | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Canada | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 2,153	$ 3,052
Sovereign Debt | Assets measured at fair value on a recurring basis | United Kingdom | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | United Kingdom | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | United Kingdom | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | United Kingdom | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,826	$ 1,586
Sovereign Debt | Assets measured at fair value on a recurring basis | Germany | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Germany | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Germany | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Germany | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | France
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,548	$ 2,046
Sovereign Debt | Assets measured at fair value on a recurring basis | France | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | France | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | France | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | France | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Spain
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,365	$ 1,635
Sovereign Debt | Assets measured at fair value on a recurring basis | Spain | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Spain | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Spain | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Spain | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Italy
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 939	$ 1,292
Sovereign Debt | Assets measured at fair value on a recurring basis | Italy | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Italy | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Italy | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Italy | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 875	$ 1,027
Sovereign Debt | Assets measured at fair value on a recurring basis | Netherlands | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Netherlands | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Netherlands | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Netherlands | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 625	$ 843
Sovereign Debt | Assets measured at fair value on a recurring basis | Ireland | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Ireland | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Ireland | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Ireland | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Hong Kong
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 450	$ 0
Sovereign Debt | Assets measured at fair value on a recurring basis | Hong Kong | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Hong Kong | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Hong Kong | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Hong Kong | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Belgium
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 260	$ 803
Sovereign Debt | Assets measured at fair value on a recurring basis | Belgium | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Belgium | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Belgium | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Belgium | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 331	$ 273
Sovereign Debt | Assets measured at fair value on a recurring basis | Other | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	68.00%	50.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Other | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Other | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign Debt | Assets measured at fair value on a recurring basis | Other | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	32.00%	50.00%
Sovereign debt/sovereign guaranteed | Assets measured at fair value on a recurring basis | Brazil
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 107	$ 136
Operating segments
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	85,809	79,543
Operating segments | Assets measured at fair value on a recurring basis
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	85,809	79,543
Operating segments | Level 3 | Assets measured at fair value on a recurring basis
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	$ 0	$ 0